Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	71 Months Ended	102 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 07, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 24, 2016	Dec. 31, 2015	Dec. 31, 2014
C000007057 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Shares
Account Value		$ 11,815	$ 11,815	$ 11,815	$ 11,815	$ 11,815	$ 11,648	$ 10,990	$ 12,682	$ 13,000	$ 11,849		$ 10,763	$ 10,790	$ 10,399		$ 10,121	$ 10,000
Average Annual Return, Percent		1.43%	(0.06%)			1.68%
C000046841 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ETF Shares Net Asset Value
Account Value		$ 11,917	$ 11,917	11,917	11,917	$ 11,917	11,742	11,061	12,758	13,053	11,898		10,798	10,808	10,412		10,123	10,000
Average Annual Return, Percent		1.49%	0.03%			1.77%
C000046841 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ETF Shares Market Price
Average Annual Return, Percent		1.55%	0.02%			1.75%
C000007058 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Admiral Shares
Account Value		$ 11,908	$ 11,908	11,908	11,908	$ 11,908	11,731	11,059	12,752	13,060	11,895		10,796	10,815	10,414		10,127	10,000
Average Annual Return, Percent		1.51%	0.02%			1.76%
C000024520 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Account Value		$ 5,966,775	$ 5,966,775	5,966,775	5,966,775	$ 5,966,775	5,876,680	5,539,215	6,385,517	6,538,697	5,954,162		5,402,855	5,411,185	5,209,662		5,065,261	5,000,000
Average Annual Return, Percent		1.53%	0.04%			1.78%
C000105308 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Plus Shares
Account Value		$ 119,467,519	$ 119,467,519	119,467,519	119,467,519	$ 119,467,519	117,650,464	110,883,314	127,811,712	130,865,789	119,155,053		108,111,534	108,267,423	104,224,928		101,325,881	100,000,000
Average Annual Return, Percent		1.54%	0.05%			1.79%
C000046842 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ETF Shares Net Asset Value
Account Value		$ 11,025.373755	$ 11,025.373755	11,025.373755	11,025.373755	$ 11,025.373755	11,496.128861	10,691.09308	14,685.447573	15,082.827461	12,976.00139		10,896.089565	11,405.116737	10,285.069965		9,654.635484	10,000
Average Annual Return, Percent		(4.09%)	(3.21%)			0.98%
C000046842 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ETF Shares Market Price
Average Annual Return, Percent		(4.05%)	(3.28%)			0.92%
C000209800 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Admiral Shares
Account Value		$ 9,830	$ 9,830	$ 9,830	9,830	$ 9,830	10,256	9,539	13,106	13,464	11,585	$ 9,950
Average Annual Return, Percent	[1]	(4.63%)	(3.33%)	(0.29%)
C000024522 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Account Value		$ 5,491,527	$ 5,491,527	$ 5,491,527	5,491,527	$ 5,491,527	5,727,983	5,326,216	7,316,665	7,514,795	6,464,340		5,426,538	5,676,898	5,120,255		4,807,178	4,975,000
Average Annual Return, Percent	[2]	(4.61%)	(3.31%)			0.94%
C000105309 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Plus Shares
Account Value		$ 109,953,678	$ 109,953,678	109,953,678	109,953,678	$ 109,953,678	114,679,124	106,624,472	146,455,762	150,405,728	129,368,440		108,588,580	113,587,122	102,438,462		96,165,170	99,500,000
Average Annual Return, Percent	[3]	(4.60%)	(3.30%)			0.95%
C000007060 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Shares
Account Value		$ 11,628	$ 11,628	11,628	11,628	$ 11,628	11,219	10,707	11,343	11,476	10,971		10,471	10,340	10,228		10,085	10,000
Average Annual Return, Percent		3.64%	1.17%			1.52%
C000046843 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ETF Shares Net Asset Value
Account Value		$ 11,733	$ 11,733	11,733	11,733	$ 11,733	11,308	10,778	11,412	11,528	11,014		10,497	10,359	10,236		10,092	10,000
Average Annual Return, Percent		3.75%	1.27%			1.61%
C000046843 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ETF Shares Market Price
Average Annual Return, Percent		3.79%	1.28%			1.61%
C000007061 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Admiral Shares
Account Value		$ 11,719	$ 11,719	11,719	11,719	$ 11,719	11,298	10,774	11,405	11,530	11,013		10,503	10,363	10,243		10,092	10,000
Average Annual Return, Percent		3.73%	1.25%			1.60%
C000105310 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Account Value		$ 5,871,521	$ 5,871,521	5,871,521	5,871,521	$ 5,871,521	5,659,492	5,395,957	5,711,170	5,772,359	5,512,622		5,256,296	5,185,310	5,123,984		5,047,720	5,000,000
Average Annual Return, Percent		3.75%	1.27%			1.62%
C000105311 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Plus Shares
Account Value		$ 117,561,251	$ 117,561,251	117,561,251	117,561,251	$ 117,561,251	113,304,432	108,015,585	114,313,459	115,526,739	110,317,433		105,177,412	103,746,627	102,509,405		100,973,383	100,000,000
Average Annual Return, Percent		3.76%	1.28%			1.63%
C000007062 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Shares
Account Value		$ 11,299	$ 11,299	11,299	11,299	$ 11,299	11,172	10,579	12,195	12,414	11,536		10,622	10,636	10,280		10,030	10,000
Average Annual Return, Percent		1.14%	(0.42%)			1.23%
C000046844 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ETF Shares Net Asset Value
Account Value		$ 11,425	$ 11,425	11,425	11,425	$ 11,425	11,274	10,666	12,281	12,488	11,594		10,665	10,669	10,296		10,039	10,000
Average Annual Return, Percent		1.34%	(0.29%)			1.34%
C000046844 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ETF Shares Market Price
Average Annual Return, Percent		1.36%	(0.33%)			1.33%
C000007063 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Admiral Shares
Account Value		$ 11,411	$ 11,411	11,411	11,411	$ 11,411	11,272	10,664	12,280	12,488	11,593		10,664	10,667	10,301		10,040	10,000
Average Annual Return, Percent		1.24%	(0.32%)			1.33%
C000007064 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Account Value		$ 5,713,402	$ 5,713,402	5,713,402	5,713,402	$ 5,713,402	5,642,732	5,337,513	6,145,567	6,248,795	5,800,131		5,334,419	5,335,091	5,151,324		5,020,472	5,000,000
Average Annual Return, Percent		1.25%	(0.30%)			1.34%
C000081425 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Plus Shares
Account Value		$ 114,344,555	$ 114,344,555	114,344,555	114,344,555	$ 114,344,555	112,922,669	106,809,100	122,972,915	125,032,308	116,049,191		106,725,924	106,733,959	103,046,342		100,418,685	100,000,000
Average Annual Return, Percent		1.26%	(0.30%)			1.35%
C000170279 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Select Shares
Account Value		$ 3,260,881,830	$ 3,260,881,830	3,260,881,830	$ 3,260,881,830	$ 3,260,881,830	3,219,704,660	3,044,785,959	3,504,858,743	3,562,839,118	3,306,204,451		3,039,983,509	3,039,606,703	2,934,009,787	$ 3,000,000,000
Average Annual Return, Percent		1.28%	(0.28%)		0.98%
C000054349 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Shares
Account Value		$ 12,209	$ 12,209	12,209	$ 12,209	$ 12,209	11,999	11,577	13,147	12,454	11,231		10,393	10,550	10,261		9,817	10,000
Average Annual Return, Percent		1.75%	1.69%			2.02%
C000054350 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Admiral Shares
Account Value		$ 61,673	$ 61,673	61,673	61,673	$ 61,673	60,549	58,340	66,184	62,628	56,445		52,185	52,922	51,423		49,153	50,000
Average Annual Return, Percent		1.86%	1.79%			2.12%
C000054351 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Account Value		$ 6,181,680	$ 6,181,680	6,181,680	6,181,680	$ 6,181,680	6,068,694	5,843,733	6,633,336	6,274,458	5,650,218		5,222,858	5,296,916	5,144,190		4,916,421	5,000,000
Average Annual Return, Percent		1.86%	1.81%			2.14%
C000075027 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Shares
Account Value		$ 11,304	$ 11,304	11,304	11,304	$ 11,304	11,166	10,575	12,181	12,396	11,552		10,635	10,646	10,284		10,028	10,000
Average Annual Return, Percent		1.24%	(0.43%)			1.23%
C000075028 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Account Value		$ 5,691,478	$ 5,691,478	5,691,478	5,691,478	$ 5,691,478	5,617,948	5,317,133	6,120,382	6,224,020	5,796,032		5,332,546	5,334,367	5,148,945		5,017,448	5,000,000
Average Annual Return, Percent		1.31%	(0.36%)			1.30%
Bloomberg U S Aggregate Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Float Adjusted Index
Account Value		$ 11,476	$ 11,476	$ 11,476	$ 11,476	$ 11,476	11,326	10,726	12,338	12,536	11,635	10,000	10,687	10,695	10,321	$ 3,000,000,000	10,044	10,000
Average Annual Return, Percent		1.33%	(0.27%)	1.02%	1.01%	1.39%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,432	$ 11,432	$ 11,432	$ 11,432	$ 11,432	11,291	10,699	12,299	12,492	11,620		10,688	10,687	10,321		10,055	10,000
Average Annual Return, Percent		1.25%	(0.33%)			1.35%
Bloomberg U S 5 10 Year Government Credit Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 5-10 Year Government/Credit Float Adjusted Index
Account Value		$ 11,977	$ 11,977	11,977	11,977	$ 11,977	11,806	11,139	12,822	13,121	11,957		10,833	10,841	10,443		10,128	10,000
Average Annual Return, Percent		1.45%	0.03%			1.82%
Bloomberg U S Long Government Credit Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Long Government/Credit Float Adjusted Index
Account Value		$ 11,031.875224	$ 11,031.875224	$ 11,031.875224	11,031.875224	$ 11,031.875224	11,509.762301	10,744.176581	14,735.775541	15,116.113352	13,017.862242	$ 10,000	10,885.207018	11,420.102276	10,314.789883		9,669.194927	10,000
Average Annual Return, Percent		(4.15%)	(3.26%)	(0.20%)		0.99%
Bloomberg U S 1 5 Year Government Credit Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 1-5 Year Government/Credit Float Adjusted Index
Account Value		$ 11,791	$ 11,791	$ 11,791	11,791	$ 11,791	11,364	10,834	11,464	11,577	11,056		10,529	10,385	10,256		10,097	10,000
Average Annual Return, Percent		3.76%	1.29%			1.66%
Bloomberg U S Treasury Inflation Protected Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Inflation Protected Securities Index
Account Value		$ 12,481	$ 12,481	$ 12,481	$ 12,481	$ 12,481	$ 12,256	$ 11,796	$ 13,381	$ 12,629	$ 11,378		$ 10,494	$ 10,628	$ 10,318		$ 9,856	$ 10,000
Average Annual Return, Percent		1.84%	1.87%			2.24%

[1]	Vanguard fund returns are adjusted to reflect the 0.50% fee on purchases of fund shares.
[2]	Vanguard fund returns are adjusted to reflect the 0.50% fee on purchases of fund shares.
[3]	Vanguard fund returns are adjusted to reflect the 0.50% fee on purchases of fund shares.